Stockholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Schedule of Stockholders’ Equity Note, Warrants or Rights

	Shares	2023	2024	2025	2026	2027
Series E Preferred Stock	1,520,280	1,520,280	-	-	-	-
Series F Preferred Stock	154,425	154,425	-	-	-	-
Bridge Loan	1,111,112	-	-	-	-	1,111,112
Convertible Notes (CVN)	2,389,394	-	145,056	36,777,552	345,600	-
Other	17,441	13	1,179	3,201	-	-
Total Warrants	5,192,652	1,674,718	3,236,550	1,899,917	345,600	1,111,112

Warrant Summary:
	Shares	2023	2024	2025	2026
Issued with Series E Preferred Stock	1,520,280	1,520,280	—	—	—
Issued with Series F Preferred Stock	154,425	154,425	—	—	—
Issued with Convertible Notes	2,039,117	—	123,620	1,645,930	269,567
Other	17,441	504	16,775	162	—
Total Warrants	3,731,263	1,675,209	140,395	1,646,092	269,567

Schedule of Warrants
Shares
Warrants as of December 31, 2021	3,731,263
Issued as a result of price adjustments on convertible notes	133,284
Variable quantity of warrants related to the February 2020 note	216,993
Warrants issued with 2022 Bridge Note	1,111,112
Warrants as of September 30, 2022	5,192,652